Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets measured at fair value on a recurring basis

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
U.S. treasury	$2,030	$2,030	$0	$0
Government sponsored enterprises	55,180	0	55,180	0
Asset-backed securities	107,872	0	107,872	0
Obligations of states and political subdivisions	35,164	0	35,164	0
Mortgage servicing rights	2,549	0	0	2,549

Total	$202,795	$2,030	$198,216	$2,549

December 31, 2011
Assets:
U.S. treasury	$2,054	$2,054	$0	$0
Government sponsored enterprises	70,314	0	70,314	0
Asset-backed securities	107,329	0	107,329	0
Obligations of states and political subdivisions	34,109	0	34,109	0

Total	$213,806	$2,054	$211,752	$0

Summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis

(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Mortgage Servicing Rights
Balance at December 31, 2011	$0
Transfer into level 3	3,050
Total gains or losses (realized/unrealized):
Included in earnings	(1,331)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	830
Settlements	0

Balance at December 31, 2012	$2,549

Quantitative Information about Level 3 Fair Value Measurements

	Quantitative Information about Level 3 Fair Value Measurements
	Valuation Technique	Unobservable Inputs	Input Value
			2012	2011
Mortgage servicing rights	Discounted cash flows	Weighted average constant prepayment rate	18.60%	20.86%
		Weighted average discount rate	7.99%	7.99%

Valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis

	Fair Value Measurements Using
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
December 31, 2012
Assets:
Impaired loans:
Commercial, financial, & agricultural	$672	$0	$0	$672	$(1,659)
Real estate construction—residential	64	0	0	64	0
Real estate construction—commercial	5,341	0	0	5,341	0
Real estate mortgage—residential	2,763	0	0	2,763	(839)
Real estate mortgage—commercial	11,726	0	0	11,726	(2,716)
Consumer	44	0	0	44	0

Total	$20,610	$0	$0	$20,610	$(5,214)

Other real estate owned and repossessed assets	$23,592	$0	$0	$23,592	$(4,378)

December 31, 2011
Assets:
Impaired loans:
Commercial, financial, & agricultural	$643	$0	$0	$643	$(2,136)
Real estate construction—residential	396	0	0	396	(1,557)
Real estate construction—commercial	6,029	0	0	6,029	(279)
Real estate mortgage—residential	3,601	0	0	3,601	(1,509)
Real estate mortgage—commercial	15,980	0	0	15,980	(5,842)

Total	$26,649	$0	$0	$26,649	$(11,323)

Other real estate owned and repossessed assets	$16,020	$0	$0	$16,020	$(2,112)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge offs, valuation write downs, and net losses taken during the periods reported.